Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 08, 2021	May 07, 2021
Significant Accounting Policies (Details) [Line Items]
Commission receivable	$ 32,463	$ 35,805
Spot token price	438,000
Impairment charge	294,000
Impaired assets	1,700,000
Other assets	2,534,684	8,741,735
Aggregate amount	1,000
Commission payable	$ 47,359	26,801
Shareholders loan		$ 600,000
Additional equity interest			30.00%
Minority shareholders			$ 200,000
Leases remaining terms	2 years 25 days
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years
Leases remaining terms	2 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years
Leases remaining terms	3 years
Earnout Escrow Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)	3,867,481
Indemnity Escrow Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)	1,933,740
Class A ordinary shares [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares (in Shares)	4,000,000
Business Combination [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest				60.00%
Lion Metaverse Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Ownership percentage	50.00%